Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts receivable	$ 227,625	$ 469,632	$ 538,169
Total revenue rate	52.00%
Collection of accounts receivable [Member]
Accounts Receivable, Net [Line Items]
Total revenue rate	70.00%